COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
COMMITMENTS
COMMITMENTS AND CONTINGENCIES
10.	COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company leases certain office space and manufacturing space under arrangements currently classified as leases under ASC 842. See Note 2 for future minimum commitments under all non- cancelable operating leases.

Litigation

The Company may be, from time to time, party to various disputes and claims arising from normal business activities. The Company accrues for amounts related to legal matters if it is probable that a liability has been incurred and the amount is reasonably estimable. while the outcome of existing disputes and claims is uncertain, the Company does not expect that the resolution of existing disputes and claims would have a material adverse effect on its consolidated financial position or liquidity or the Company’s consolidated results of operations. Litigation expenses are expensed as incurred. During March 2021, the Company received from a third party a notice of dispute with respect to whether commissions are due and owing on product sales to certain of the Company’s customers which, if successful, could require payments ranging from $4,000 to $10,000, plus costs and expenses, together with additional commission payments on future sales, if any, to such customers. The Company does not believe these commissions are owed, and the parties have commenced arbitration proceedings to resolve this dispute. The Company has not accrued any amount as a component of accrued expense related to the dispute as of September 30, 2021.

11.	COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company leases certain office space and manufacturing space under arrangements currently classified as leases under ASC 840. The Company expects to adopt the new guidance under ASC 842 effective January 1, 2021 (see Note 2). The Company recognizes lease expense for these leases on a straight-line basis over the lease term. Most leases include one or more options to renew, with renewal options ranging from 5 to 10 years. The exercise of lease renewal options is at the Company’s sole discretion.

Effective April l , 2012, the Company entered into a 10-year lease for its office and manufacturing facilities in Somerset, New Jersey terminating in 2022. The lease contains escalating rental payments, exclusive of required payments for increases in real estate taxes and operating costs over base period amounts. The agreement provides for a five year renewal option. The lease provides for monthly payments of rent during the lease term. These payments consist of base rent, and additional rent covering customary items such as charges for utilities, taxes, operating expenses, and other facility fees and charges. The base rent is currently approximately $315 per year, which reflects an annual 3% escalation factor. The Company exercised its renewal option in December 2020.

Effective August 1, 2014, the Company entered into a 4-year lease for additional office and manufacturing space in Somerset, New Jersey terminating in July 31, 2018. The lease contains escalating rental payments.

The Company has the option to extend the term for two periods of two years each. The Company has exercised both renewal options with last one exercised in 2020. The base rent is currently approximately $89 per year, which reflects an annual 3% escalation factor.

Effective June 16, 2016, the Company entered into a 10-year lease for a new facility. The lease contains escalating rental payments and terminates on September 30, 2026. The agreement also provides for a renewal option at a fixed rate. The base rent is currently approximately $801 per year, which reflects an annual 3% escalation factor.

Future minimum commitments under all non-cancelable operating leases are as follows:

Years Ending December 31,
2021	$1,252
2022	1,294
2023	1,298
2024	1,263
2025	1,302
Thereafter	1,193
Total	$7,602

Rent expense, including real estate taxes and related costs, for the years ended December 31, 2020, 2019, and 2018 aggregated approximately $1,744, $1,683, and $1,614 respectively.

Litigation

The Company may be, from time to time, party to various disputes and claims arising from normal business activities. The Company accrues for amounts related to legal matters if it is probable that a liability has been incurred and the amount is reasonably estimable. while the outcome of existing disputes and claims is uncertain, the Company does not expect that the resolution of existing disputes and claims would have a material adverse effect on its consolidated financial position or liquidity or the Company’s consolidated results of operations. Litigation expenses are expensed as incurred. In March 2021, the Company received a notice of dispute (see Note 12).